Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement [Line Items]
Trade receivables	$ 41,675	$ 30,720
Deposits and prepayments	2,460	2,045
Other receivables	952	209
Total	$ 45,087	32,974
As previously reported
Ifrs Statement [Line Items]
Trade receivables		30,909
Deposits and prepayments		2,045
Other receivables		209
Total		$ 33,163